Inventories - Detailed Information about Inventories (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventories Explanatory [Abstract]
Ore stockpile	$ 26,411	$ 9,203
Rough diamonds	44,255	48,036
Supplies inventory	39,166	33,267
Total	$ 109,832	$ 90,506